Acquisitions and Dispositions (Narrative) (Detail) $ / shares in Units, $ in Millions			1 Months Ended				3 Months Ended	12 Months Ended			30 Months Ended
		Apr. 01, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) MW	Sep. 30, 2015 USD ($) mi MW shares	Jun. 30, 2015 USD ($) Project MW	Jan. 31, 2015 USD ($) mi	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Project Cost								$ 405	$ 40	$ 418
Goodwill	[1]		$ 3,294					6,405	6,399	3,294	$ 6,405
DECG
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interests acquired						100.00%
Purchase price						$ 497
Net property plant and equipment acquired						$ 277
Length of FERC regulated interstate natural gas pipeline (in miles) (nearly 1,500 miles) | mi						1,500
Goodwill						$ 250
Amount expected to be deductible for tax purposes						225
Amount of regulatory liabilities						$ 38
Four Brothers Solar, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interests acquired					50.00%
Number of Projects | Project					4
Purchase price					$ 64
Acquisition price in cash					2
Acquisition price payable					$ 62
MW Capacity | MW					320
Project Cost							$ 670
Purchase price					$ 64
Net property plant and equipment acquired					89
Amount of noncontrolling interest					$ 25
Three Cedars
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interests acquired				50.00%
Number of Projects				3
Purchase price				$ 43
Acquisition price in cash				6
Acquisition price payable				$ 37
MW Capacity | MW				210
Project Cost							$ 450
Purchase price				$ 43
Net property plant and equipment acquired				65
Amount of noncontrolling interest				$ 22
Three Cedars | Current Liabilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payable included in other current liabilities								$ 0	2		$ 0
Four Brothers and Three Cedars | Investment Credits | IRS
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of federal investment tax credits on projects claimed								99.00%			99.00%
Iroquois
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage								50.00%			50.00%
Partnership Interest | Iroquois | National Grid
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest percentage				20.40%
Partnership Interest | Iroquois | NJNR Pipeline Company
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest percentage				5.53%
Dominion Energy Midstream Partners, LP | Iroquois
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage				25.93%				25.93%			25.93%
Dominion Energy Midstream Partners, LP | Partnership Interest | Iroquois
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Length of FERC regulated interstate natural gas pipeline (in miles) (nearly 1,500 miles) | mi				416
Common units included in initial public offering | shares				8,600,000
Value of common units at closing				$ 216
Dominion Energy Midstream Partners, LP | Partnership Interest | Iroquois | National Grid
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common units included in initial public offering | shares				6,800,000
Dominion Energy Midstream Partners, LP | Partnership Interest | Iroquois | NJNR Pipeline Company
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common units included in initial public offering | shares				1,800,000
Dominion Energy Midstream Partners, LP | Disposal Group, Disposed of by Sale, Not Discontinued Operations | DECG | Affiliated Entity
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest percentage		100.00%
Sales price		$ 501
Dominion Energy Midstream Partners, LP | Disposal Group, Disposed of by Sale, Not Discontinued Operations | DECG | Affiliated Entity | Unsecured Promissory Note Receivable | Notes Receivable
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Term of senior unsecured promissory note payable		2 years
Senior unsecured promissory note payable by Dominion Midstream		$ 301
Interest rate (percentage)		0.60%
Dominion Energy Midstream Partners, LP | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Partnership Interest | DECG | Affiliated Entity
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common units included in initial public offering | shares		5,112,139
Value of common units at closing		$ 200
Number of trading days		10 days
Price per unit | $ / shares		$ 39.12
Dominion Energy Gas Holdings, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill	[1]		$ 542					$ 542	542	542	$ 542
Dominion Energy Gas Holdings, LLC | Iroquois
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage								24.07%			24.07%
Virginia Electric and Power Company
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Project Cost								$ 41	7	$ 43
Virginia Electric and Power Company | Morgans Corner Solar Energy, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interests acquired			100.00%							100.00%
Purchase price			$ 47
MW Capacity | MW			20
Virginia Electric and Power Company | Morgans Corner Solar Energy, LLC | Supply Agreement with US Navy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Duration of supply agreement			10 years
Virginia Electric and Power Company | Morgans Corner Solar Energy, LLC | Solar Development Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total cost of project placed into service			$ 49							$ 49
NRG Energy, Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contributions from SunEdison and NRG to Four Brothers and Three Cedars								$ 9
NRG Energy, Inc | Four Brothers and Three Cedars
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interests acquired												50.00%
Sun Edison Inc
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contributions from SunEdison and NRG to Four Brothers and Three Cedars									$ 189	$ 103
Sun Edison Inc | Four Brothers and Three Cedars
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contributions from SunEdison and NRG to Four Brothers and Three Cedars											$ 301

[1]	Goodwill amounts do not contain any accumulated impairment losses.